Note 4 - Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Accrued Liabilities [Table Text Block]
	2021	2020
Accrued license fees – current	$3,000,000	$-
Accrued license fees – noncurrent	2,000,000	-
Accrued payroll	269,000	279,696
Other accrued expenses	108,826	79,585
Total accrued expenses	$5,377,826	$359,281